UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05227

Name of Fund: BlackRock Apex Municipal Fund, Inc. (APX)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Apex Municipal Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                   Face
State                            Amount   Municipal Bonds                                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.7%                $   1,255   Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
                                          Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project),
                                          Series A, 5.875% due 8/01/2036
                                                                                                                        $   1,249
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Alaska - 1.1%                     2,000   Alaska Industrial Development and Expert Authority Revenue Bonds (Williams
                                          Lynxs Alaska Cargoport), AMT, 8% due 5/01/2023                                    2,099
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Arizona - 3.4%                      900   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                          Schools Project 1), Series A, 6.625% due 7/01/2020                                  884
                                     45   Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King
                                          Apartments Project), Series A, 5.875% due 11/01/2008                                 45
                                     20   Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King
                                          Apartments Project), Series A, 6% due 11/01/2010                                     20
                                  1,020   Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King
                                          Apartments Project), Series A, 6.75% due 5/01/2031                                1,036
                                  2,950   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
                                          West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                             2,964
                                  1,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                          Project), Series E, 7.25% due 7/01/2031                                           1,072
                                    500   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai
                                          Regional Medical Center), Series A, 6% due 8/01/2033                                520
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California - 2.3%                 1,800   California State, GO, 5% due 2/01/2014 (a)                                        1,946
                                  1,300   California State, Various Purpose, GO, 5.25% due 11/01/2025                       1,369
                                  1,000   Fontana, California, Special Tax, Refunding (Community Facilities District
                                          Number 22 - Sierra), 6% due 9/01/2034                                             1,023
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Colorado - 4.3%                     450   Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian
                                          Living Communities Project), Series A, 5.75% due 1/01/2026                          444
                                  2,800   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                                          Fee), Series A, 7.30% due 9/01/2022                                               2,930
                                  1,235   North Range Metropolitan District Number 1, Colorado, GO, 7.25%
                                          due 12/15/2011 (a)                                                                1,387
                                  2,000   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue
                                          Bonds (Public Improvement Fees), 8% due 12/01/2025                                2,160
                                    500   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue
                                          Bonds (Public Improvement Fees), 8.125% due 12/01/2025                              497
                                    830   Southlands, Colorado, Medical District, GO ( Metropolitan District Number
                                          1),  7.125% due 12/01/2014 (a)                                                    1,004
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

Portfolio Abbreviations

To simplify the listings of BlackRock Apex Municipal Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT          Alternative Minimum Tax (subject to)
EDA          Economic Development Authority
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
PCR          Pollution Control Revenue Bonds
RIB          Residual Interest Bonds
VRDN         Variable Rate Demand Notes

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                   Face
State                            Amount   Municipal Bonds                                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.3%            $     490   Connecticut State Development Authority, Airport Facility Revenue Bonds
                                          (Learjet Inc. Project), AMT, 7.95% due 4/01/2026                              $     571
                                  1,890   Connecticut State, HFA, Housing Mortgage Finance Program Revenue Bonds,
                                          AMT, Sub-Series A-2, 5.15% due 5/15/2038                                          1,893
---------------------------------------------------------------------------------------------------------------------------------
Florida - 10.2%                     800   Capital Projects Finance Authority, Florida, Continuing Care Retirement
                                          Revenue Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2012 (a)           956
                                    840   Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds,
                                          Series A, 5% due 6/01/2038                                                          805
                                    850   Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                          Bonds (Adventist Health System), Series C, 5.25% due 11/15/2036                     868
                                  2,500   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                          Gypsum Company), AMT, Series A, 7.125% due 4/01/2030                              2,624
                                  1,000   Jacksonville, Florida, Economic Development Commission, Health Care
                                          Facilities, Revenue Refunding Bonds (Florida Proton Therapy Institute),
                                          Series A, 6% due 9/01/2017                                                        1,033
                                    900   Jacksonville, Florida, Economic Development Commission, IDR (Gerdau
                                          Ameristeel US, Inc.), AMT, 5.30% due 5/01/2037                                      875
                                    750   Lakewood Ranch, Florida, Community Development District Number 5, Special
                                          Assessment Revenue Refunding Bonds, Series A, 6.70% due 5/01/2011 (a)               823
                                  1,810   Lee County, Florida, IDA, IDR (Lee Charter Foundation), Series A, 5.375%
                                          due 6/15/2037                                                                     1,668
                                  1,500   Midtown Miami, Florida, Community Development District, Special Assessment
                                          Revenue Bonds, Series A, 6% due 5/01/2024                                         1,477
                                  1,350   Midtown Miami, Florida, Community Development District, Special Assessment
                                          Revenue Bonds, Series A, 6.25% due 5/01/2037                                      1,341
                                  1,525   Orlando, Florida, Urban Community Development District, Capital Improvement
                                          Special Assessment Bonds, Series A, 6.95% due 5/01/2033                           1,599
                                  2,140   Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%
                                          due 7/01/2028                                                                     2,076
                                    590   Sarasota County, Florida, Health Facilities Authority, Retirement Facility
                                          Revenue Refunding Bonds (Village on the Isle Project), 5.50% due 1/01/2027          581
                                    550   Sarasota County, Florida, Health Facilities Authority, Retirement Facility
                                          Revenue Refunding Bonds (Village on the Isle Project), 5.50% due 1/01/2032          529
                                  2,385   Tampa Palms, Florida, Open Space and Transportation Community Development
                                          District Revenue Bonds, Capital Improvement (Richmond Place Project),
                                          7.50% due 5/01/2018                                                               2,413
---------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.3%                    2,000   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%
                                          due 12/01/2011 (a)                                                                2,348
                                    495   Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project), 5.50%
                                          due 1/01/2031                                                                       467
                                    830   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                          Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                          7.125% due 1/01/2025 (i)                                                            640
                                  1,185   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                          Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                          7.25% due 1/01/2035 (i)                                                             908
                                  1,580   Fulton County, Georgia, Development Authority, PCR, Refunding (General
                                          Motors Corporation), VRDN, 7% due 4/01/2010 (d)                                   1,580
                                    690   Gainesville, Georgia, Redevelopment Authority, Educational Facilities
                                          Revenue Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2027          669

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                   Face
State                            Amount   Municipal Bonds                                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                              $   1,680   Rockdale County, Georgia, Development Authority Revenue Bonds (Visy Paper
                                          Project), AMT, Series A, 6.125% due 1/01/2034                                 $   1,682
---------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%                      1,470   Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista
                                          Care Corporation), Series A, 7.75% due 11/15/2016                                 1,613
---------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.1%                   1,845   Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes
                                          Project), 7% due 12/30/2022                                                       1,819
                                  2,860   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                          Refunding Bonds (American Airlines Inc. Project), 5.50% due 12/01/2030            2,699
                                  2,050   Illinois State Finance Authority Revenue Bonds (Clare At Water Tower
                                          Project), Series A, 6.125% due 5/15/2038                                          2,064
                                    430   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                                          Project), Series A, 6% due 5/15/2037                                                432
                                    490   Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                                          Program), 6.60% due 7/01/2024                                                       501
                                    755   Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds
                                          (Sedgebrook Project), 6.25% due 3/01/2034                                           777
                                  2,400   Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds
                                          (Conference Center and Hotel), Series A-1, 7.125% due 1/01/2036                   2,565
                                    265   Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 7%
                                          due 12/01/2012 (d)                                                                  265
                                    760   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                          Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                  748
---------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.9%                    1,985   Indiana Health and Educational Facilities Financing Authority, Hospital
                                          Revenue Bonds (Community Foundation of Northwest Indiana), 5.50%
                                          due 3/01/2037                                                                     1,976
                                    820   Vanderburgh County, Indiana, Redevelopment Commission, Redevelopment
                                          District Tax Allocation Bonds, 5.25% due 2/01/2031                                  832
                                    440   Vigo County, Indiana, Hospital Authority Revenue Bonds (Union Hospital,
                                          Inc.), 5.70% due 9/01/2037                                                          430
                                    545   Vigo County, Indiana, Hospital Authority Revenue Bonds (Union Hospital,
                                          Inc.), 5.75% due 9/01/2042                                                          527
---------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.6%                       2,635   Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds
                                          (Care Initiatives Project), 9.25% due 7/01/2011 (a)                               3,172
---------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%                     1,230   Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding
                                          Bonds (General Motors Corporation Project), 6% due 6/01/2025                      1,220
---------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.7%                  1,300   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                          Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036      1,319
---------------------------------------------------------------------------------------------------------------------------------
Maine - 0.4%                        840   Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds
                                          (Great Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                   846
---------------------------------------------------------------------------------------------------------------------------------
Maryland - 2.0%                     385   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B,
                                          5.875% due 9/01/2039                                                                398
                                    620   Howard County, Maryland, Retirement Community Revenue Refunding Bonds
                                          (Columbia Vantage House Corporation), Series B, 5.25% due 4/01/2037                 567
                                  1,500   Maryland State Energy Financing Administration, Limited Obligation Revenue
                                          Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                    1,504
                                  1,000   Maryland State Health and Higher Educational Facilities Authority Revenue
                                          Bonds (King Farm Presbyterian Community), Series A, 5.25% due 1/01/2027             953
                                    410   Maryland State Health and Higher Educational Facilities Authority Revenue
                                          Bonds (Washington Christian Academy), 5.50% due 7/01/2038                           398
---------------------------------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                   Face
State                            Amount   Municipal Bonds                                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.4%          $   1,845   Massachusetts State Development Finance Agency, First Mortgage Revenue
                                          Bonds (Overlook Communities Inc.), Series A, 6.25% due 7/01/2034              $   1,887
                                  1,245   Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                          (Eastern Nazarene College), 5.625% due 4/01/2019                                  1,252
                                    850   Massachusetts State Health and Educational Facilities Authority Revenue
                                          Bonds (Jordan Hospital), Series E, 6.75% due 10/01/2033                             900
                                  1,245   Massachusetts State Health and Educational Facilities Authority, Revenue
                                          Refunding Bonds (Bay Cove Human Services Issue), Series A, 5.90%
                                          due 4/01/2028                                                                     1,250
                                    500   Massachusetts State Health and Educational Facilities Authority, Revenue
                                          Refunding Bonds (Milton Hospital), Series, 5.50% due 7/01/2016                      510
                                    800   Massachusetts State Industrial Finance Agency Revenue Bonds, Sewer Facility
                                          (Resource Control Composting), AMT, 9.25% due 6/01/2010                             805
---------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.2%                   1,150   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                          (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                 1,148
                                  1,260   Monroe County, Michigan, Hospital Financing Authority, Hospital Revenue
                                          Refunding Bonds (Mercy Memorial Hospital Corporation), 5.50% due 6/01/2035        1,206
---------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.5%                     610   Branson, Missouri, Regional Airport Transportation Development District,
                                          Airport Revenue Bonds, AMT, Series B, 6% due 7/01/2037                              595
                                  1,155   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                          (Gravois Bluffs), 7% due 10/01/2011 (a)                                           1,311
                                  1,000   Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                                          (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                             1,032
---------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%                       425   Clark County, Nevada, Improvement District Number 142, Special Assessment
                                          Bonds, 6.375% due 8/01/2023                                                         439
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 1.5%                835   New Hampshire Health and Education Facilities Authority, Hospital Revenue
                                          Bonds (Catholic Medical Center), 5% due 7/01/2036                                   792
                                  2,185   New Hampshire State Business Financing Authority, Solid Waste Disposal
                                          Revenue Bonds (Waste Management Inc. Project), AMT, 5.20% due 5/01/2027           2,148
---------------------------------------------------------------------------------------------------------------------------------
New Jersey - 12.7%                6,000   Camden County, New Jersey, Pollution Control Financing Authority, Solid
                                          Waste Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50%
                                          due 12/01/2010                                                                    6,082
                                  2,170   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                  2,222
                                  1,500   New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7%
                                          due 10/01/2014                                                                    1,540
                                  1,000   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village
                                          Inc. Facility), Series A, 7.25% due 11/15/2011 (a)                                1,143
                                  3,700   New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.),
                                          Series A, 8.125% due 11/15/2010 (a)                                               4,226
                                  3,050   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                          Project), AMT, 6.625% due 9/15/2012                                               3,162
                                  1,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                          Project), AMT, 6.25% due 9/15/2029                                                1,015
                                  1,870   New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                          (Pascack Valley Hospital Association), 6.625% due 7/01/2036                       1,019
                                  2,760   New Jersey State Transportation Trust Fund Authority, Transportation System
                                          Revenue Bonds, Series C, 5.05% due 12/15/2035 (b)(c)                                716
                                  1,075   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
                                          Revenue Bonds, 7% due 6/01/2013 (a)                                               1,254

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                   Face
State                            Amount   Municipal Bonds                                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                              $   1,100   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
                                          Revenue Bonds, 5.75% due 6/01/2032                                            $   1,182
                                  1,270   Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding
                                          Bonds, Series 1A, 5% due 6/01/2041                                                1,074
---------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.6%                 5,000   Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San
                                          Juan Project), Series A, 6.95% due 10/01/2020                                     5,105
---------------------------------------------------------------------------------------------------------------------------------
New York - 4.1%                   1,000   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                          Hospital), Series B, 7.50% due 3/01/2029                                          1,088
                                  1,890   Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc.
                                          Project), Series A, 6% due 11/15/2036                                             1,849
                                    350   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                                          6.80% due 6/01/2028                                                                 376
                                    830   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special
                                          Needs Facility Pooled Program), Series C-1, 6.50% due 7/01/2024                     848
                                  1,730   New York City, New York, City IDA, Special Facility Revenue Bonds (British
                                          Airways Plc Project), AMT, 7.625% due 12/01/2032                                  1,885
                                    630   New York Liberty Development Corporation Revenue Bonds (National Sports
                                          Museum Project), Series A, 6.125% due 2/15/2019                                     642
                                  1,180   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                                          Revenue Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034           1,231
---------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.6%             1,000   North Carolina Medical Care Commission, Retirement Facilities, First
                                          Mortgage Revenue Bonds (Givens Estates Project), Series A, 6.50%
                                          due 7/01/2013 (a)                                                                 1,151
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Oklahoma - 0.5%                     925   Oklahoma State Development Finance Authority, Revenue Refunding Bonds
                                          (Saint John Health System), 5% due 2/15/2042                                        925
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Pennsylvania - 7.2%                 250   Allegheny County, Pennsylvania, IDA, Lease Revenue Refunding Bonds
                                          (Residential Resources Inc. Project), 5.125% due 9/01/2031                          241
                                  1,160   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's
                                          Choice Inc.), Series A, 6.125% due 1/01/2025                                      1,183
                                  1,750   Chester County, Pennsylvania, Health and Education Facilities Authority,
                                          Senior Living Revenue Refunding Bonds (Jenners Pond Inc. Project),
                                          7.625% due 7/01/2012 (a)                                                          2,071
                                    600   Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg
                                          University of Science), Series B, 6% due 9/01/2036                                  608
                                  1,825   Montgomery County, Pennsylvania, Higher Education and Health Authority
                                          Revenue Bonds (Faulkeways at Gwynedd Project), 6.75% due 11/15/2009 (a)           1,961
                                  1,700   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing
                                          Care Project), 6.25% due 2/01/2035                                                1,740
                                  1,600   Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A,
                                          7.50% due 1/01/2025                                                               1,703
                                  4,460   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
                                          7.75% due 12/01/2017                                                              4,467
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Rhode Island - 1.0%               1,750   Central Falls, Rhode Island,  Detention Facility Corporation, Detention
                                          Facility, Revenue Refunding Bonds, 7.25% due 7/15/2035                            1,923
---------------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.8%             1,100   Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                                          Appreciation Revenue Bonds, Senior-Series B, 6.50% due 1/01/2009 (c)              1,010
                                  1,075   Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                                          Appreciation Revenue Bonds, Senior-Series B, 7.969% due 1/01/2014 (c)               645

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                   Face
State                            Amount   Municipal Bonds                                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                              $   5,715   South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                          Refunding Bonds, AMT, Series A-2, 5.15% due 7/01/2037 (b)                     $   5,715
---------------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.1%                  5,000   Knox County, Tennessee, Health, Educational and Housing Facilities Board,
                                          Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A,
                                          5.03% due 1/01/2037 (c)                                                           1,005
                                    245   Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                                          Revenue Bonds (Germantown Village), 6.25% due 12/01/2034                            212
                                  1,800   Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                                          Revenue Bonds (Germantown Village), Series A, 7.25% due 12/01/2034                1,813
                                  2,980   Sullivan County, Tennessee, Health, Educational & Housing Facilities Board,
                                          Hospital Revenue Bonds (Wellmont Health System Project), Series C, 5.25%
                                          due 9/01/2036                                                                     2,928
---------------------------------------------------------------------------------------------------------------------------------
Texas - 5.6%                      1,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
                                          Inc.), First Tier, Series A, 6.70% due 1/01/2011 (a)                              1,095
                                  2,530   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC
                                          Project), AMT, Series A, 7.70% due 4/01/2033                                      2,756
                                  1,220   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                          Project), Series B, 7.75% due 12/01/2018                                          1,266
                                  1,000   Houston, Texas, Health Facilities Development Corporation, Retirement
                                          Facility Revenue Bonds (Buckingham Senior Living Community), Series A,
                                          7.125% due 2/15/2014 (a)                                                          1,195
                                    875   Kerrville, Texas, Health Facilities Development Corporation, Hospital
                                          Revenue Bonds (Sid Peterson Memorial Hospital Project), 5.375% due 8/15/2035        858
                                  2,310   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding
                                          Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029                           2,390
                                  1,330   Port Corpus Christi, Texas, Individual Development Corporation,
                                          Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                          Project), AMT, 8.25% due 11/01/2031                                               1,359
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Utah - 1.2%                       2,240   Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw
                                          Environmental), AMT, Series A, 7.45% due 7/01/2017                                2,289
---------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.4%                   2,450   Dulles Town Center, Virginia, Community Development Authority, Special
                                          Assessment Tax (Dulles Town Center Project), 6.25% due 3/01/2026                  2,505
                                    310   Farms of New Kent, Virginia, Community Development Authority, Special
                                          Assessment Bonds, Series C, 5.80% due 3/01/2036                                     299
                                    595   Lexington, Virginia, IDA, Residential Care Facility, Mortgage Revenue
                                          Refunding Bonds (Kendal at Lexington), Series A, 5.50% due 1/01/2037                565
                                  1,500   Tobacco Settlement Financing Corporation of Virginia, Revenue Refunding
                                          Bonds, Senior Series B-1, 5% due 6/01/2047                                        1,265
---------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%                 1,200   Washington State Housing Financing Commission, Nonprofit Revenue Bonds
                                          (Skyline at First Hill Project), Series A, 5.625% due 1/01/2038                   1,168
---------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.6%              1,125   Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community
                                          Hospital Association Inc. Project), 6.20% due 5/01/2013                           1,125
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%                  1,320   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                          (New Castle Place Project), Series A, 7% due 12/01/2031                           1,355
---------------------------------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                                   Face
State                            Amount   Municipal Bonds                                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.2%       $2,100   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                                          (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                             $   2,235
---------------------------------------------------------------------------------------------------------------------------------
                                          Total Municipal Bonds  (Cost - $181,883) - 97.4%                                188,660
---------------------------------------------------------------------------------------------------------------------------------
                                          Municipal Bonds Held in Trust (h)
---------------------------------------------------------------------------------------------------------------------------------
California - 1.6%                 2,965   San Jose, California, Airport Revenue Refunding Bonds, Series A, 5.50%
                                          due 3/01/2032 (b)                                                                 3,137
---------------------------------------------------------------------------------------------------------------------------------
                                          Total Municipal Bonds Held in Trust (Cost - $3,054) - 1.6%                        3,137
---------------------------------------------------------------------------------------------------------------------------------

                                 Shares
                                   Held   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                    800   Merrill Lynch Institutional Tax-Exempt Fund, 3.67% (f)(g)                           800
---------------------------------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities  (Cost - $800) - 0.4%                                   800
---------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments  (Cost - $185,737*) - 99.4%                                   192,597

                                          Other Assets Less Liabilities - 1.4%                                              2,649

                                          Liability for Trust Certificates, Including Interest Expense
                                          Payable - (0.8%)                                                                 (1,485)
                                                                                                                        ---------
                                          Net Assets - 100.0%                                                           $ 193,761
                                                                                                                        =========

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 184,369
                                                                      =========
      Gross unrealized appreciation                                   $   9,909
      Gross unrealized depreciation                                      (3,163)
                                                                      ---------
      Net unrealized appreciation                                     $   6,746
                                                                      =========

(a)   Prerefunded.
(b)   AMBAC Insured.
(c) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(e) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(f)   Represents the current yield as of September 30, 2007.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                    Net Activity  Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       800            $8
      --------------------------------------------------------------------------

(h) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(i) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Apex Municipal Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock Apex Municipal Fund, Inc.

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Apex Municipal Fund, Inc.

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Apex Municipal Fund, Inc.

Date: November 20, 2007